DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2018
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	2.6	$280
Interest rate cap agreements	150,000	3.6	2,245
Total	$175,000	3.5	$2,525

No hedge designation
Rate-lock mortgage loan commitments	$32,473	0.1	$687
Mandatory commitments to sell mortgage loans	57,583	0.1	(383)
Pay-fixed interest rate swap agreements - commercial	94,451	5.5	405
Pay-variable interest rate swap agreements - commercial	94,451	5.5	(405)
Purchased options	3,095	2.5	116
Written options	3,095	2.5	(116)
Total	$285,148	3.7	$304

	2017
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$15,000	3.7	$245
Interest rate cap agreements	45,000	3.5	976
Total	$60,000	3.6	$1,221

No hedge designation
Rate-lock mortgage loan commitments	$25,032	0.1	$530
Mandatory commitments to sell mortgage loans	56,127	0.1	37
Pay-fixed interest rate swap agreements - commercial	75,990	6.2	292
Pay-variable interest rate swap agreements - commercial	75,990	6.2	(292)
Purchased options	3,119	3.5	322
Written options	3,119	3.5	(322)
Total	$239,377	4.1	$567

Fair Value of Derivative Instruments
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2018		2017		2018		2017
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$280	Other assets	$245	Other liabilities	$-	Other liabilities	$-
Interest rate cap agreements	Other assets	2,245	Other assets	976	Other liabilities	-	Other liabilities	-
		$2,525		$1,221		$-		$-

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$687	Other assets	$530	Other liabilities	$-	Other liabilities	$-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	37	Other liabilities	383	Other liabilities	-
Pay-fixed interest rate swap agreements - commercial	Other assets	1,116	Other assets	631	Other liabilities	711	Other liabilities	339
Pay-variable interest rate swap agreements - commercial	Other assets	711	Other assets	339	Other liabilities	1,116	Other liabilities	631
Purchased options	Other assets	116	Other assets	322	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	116	Other liabilities	322
		2,630		1,859		2,326		1,292
Total derivatives		$5,155		$3,080		$2,326		$1,292

Effect of Derivative Financial Instruments on Condensed Consolidated Statement of Operations
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized	Gain (Loss) Recognized in Income(1)
	2018	2017	2016	Portion)	2018	2017	2016	in Income (1)	2018	2017	2016
	(In thousands)
Cash Flow Hedges
Interest rate capagreements	$(340)	$108	$-	Interest expense	$206	$-	$-	Interest expense	$-	$-	$-
Pay-fixed interest rate swap agreements	78	216	-	Interest expense	31	(18)	-	Interest expense	(12)	(12)	-
Total	$(262)	$324	$-		$237	$(18)	$-		$(12)	$(12)	$-
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$157	$(116)	$96
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(420)	(593)	561
Pay-fixed interest rate swap agreements - commercial								Interest income	113	43	746
Pay-variable interest rate swap agreements - commercial								Interest income	(113)	(43)	(746)
Purchased options								Interest expense	(206)	84	116
Written options								Interest expense	206	(84)	(116)
Total									$(263)	$(709)	$657

 (1) For cash flow hedges, this location and amount refers to the ineffective portion.